13. STOCKHOLDERS' EQUITY TRANSACTIONS (Details Textual) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended				3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 26, 2012	Jun. 30, 2012 AmendedandrestatedemploymentagreementwithGaryRabinMember	Jun. 30, 2012 AmendedandrestatedemploymentagreementwithGaryRabinMember	Jun. 30, 2011 AmendedandrestatedemploymentagreementwithGaryRabinMember	Jun. 30, 2012 EmploymentagreementwithRobertLanzaMember	Jun. 30, 2012 EmploymentagreementwithRobertLanzaMember	Jun. 30, 2011 EmploymentagreementwithRobertLanzaMember
Reverse stock split common stock, par value							$ 0.001
Common shares in exchange for promissory notes		31,578,947
Promissory notes Converted	$ 2,000,000	$ 2,500,000	$ 500,000	$ 0	$ 13,171,297	$ 7,736,256
Restricted stock Authorised								10,000,000	10,000,000		15,000,000	15,000,000
Expiration Date									Dec. 31, 2013
Shares Issued	34,188,034								200,000			1,285,714
Shares Issued								4,000,000	4,000,000		8,571,428	8,571,428
Valution price per share								$ 0.185	$ 0.185		$ 0.15710	$ 0.15710
Cost yet to be amortized								1,850,000	1,850,000		2,356,500	2,356,500
Amortization Period		2 years 11 months 12 days							30 months			2 years 1 month 23 days
Payroll expense								$ 185,000	$ 370,000	$ 0	$ 163,142	$ 326,284	$ 0
Number of shares Vesting Immediately											6,000,000	6,000,000
Number of shares Vesting over vested Period											9,000,000	9,000,000